Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Mar. 08, 2016
Registrant Name	FactorShares Trust
Central Index Key	0001467831
Amendment Flag	false
Document Creation Date	Mar. 07, 2016
Document Effective Date	Mar. 08, 2016
Prospectus Date	Mar. 08, 2016
PureFunds® Drone Economy Strategy ETF | PureFunds Drone Economy Strategy ETF
Prospectus:
Trading Symbol	IFLY
PureFunds® Video Game Tech ETF | PureFunds Video Game Tech ETF
Prospectus:
Trading Symbol	GAMR